Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,155,072.63

Principal:
Principal Collections	$18,735,406.28
Prepayments in Full	$11,296,053.19
Liquidation Proceeds	$324,740.54
Recoveries	$12,327.69
Sub Total	$30,368,527.70
Collections	$32,523,600.33

Purchase Amounts:
Purchase Amounts Related to Principal	$844,211.62
Purchase Amounts Related to Interest	$4,803.85
Sub Total	$849,015.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,372,615.80

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,372,615.80
Servicing Fee	$459,294.53	$459,294.53	$0.00	$0.00	$32,913,321.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,913,321.27
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,913,321.27
Interest - Class A-3 Notes	$128,197.95	$128,197.95	$0.00	$0.00	$32,785,123.32
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$32,637,564.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,637,564.99
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$32,554,078.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,554,078.91
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$32,484,745.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,484,745.58
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$32,387,078.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,387,078.91
Regular Principal Payment	$30,101,004.82	$30,101,004.82	$0.00	$0.00	$2,286,074.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,286,074.09
Residuel Released to Depositor	$0.00	$2,286,074.09	$0.00	$0.00	$0.00
Total		$33,372,615.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,101,004.82
Total					$30,101,004.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,101,004.82	$45.75	$128,197.95	$0.19	$30,229,202.77	$45.94
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$30,101,004.82	$14.76	$526,242.36	$0.26	$30,627,247.18	$15.02

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$213,663,247.41	0.3247162	$183,562,242.59	0.2789700
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$530,723,247.41	0.2601763	$500,622,242.59	0.2454199

Pool Information
Weighted Average APR	4.557%	4.560%
Weighted Average Remaining Term	32.93	32.10
Number of Receivables Outstanding	40,357	39,149
Pool Balance	$551,153,436.08	$519,786,901.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$530,723,247.41	$500,622,242.59
Pool Factor	0.2651108	0.2500232

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$19,164,659.04
Targeted Overcollateralization Amount	$19,164,659.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,164,659.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		118	$166,122.82
(Recoveries)		194	$12,327.69
Net Losses for Current Collection Period			$153,795.13
Cumulative Net Losses Last Collection Period			$11,986,840.65
Cumulative Net Losses for all Collection Periods			$12,140,635.78

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.42%	750	$12,600,711.28
61-90 Days Delinquent	0.26%	76	$1,351,171.52
91-120 Days Delinquent	0.10%	26	$505,031.75
Over 120 Days Delinquent	0.27%	77	$1,418,807.22
Total Delinquent Receivables	3.05%	929	$15,875,721.77

Repossession Inventory:
Repossessed in the Current Collection Period		36	$554,596.60
Total Repossessed Inventory		42	$743,843.22

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6699%
Preceding Collection Period			0.5736%
Current Collection Period			0.3447%
Three Month Average			0.5294%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3925%
Preceding Collection Period			0.4956%
Current Collection Period			0.4572%
Three Month Average			0.4484%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer